JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND

601 Congress Street

Boston, Massachusetts 02210

April 4, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Tax-Advantaged Global Shareholder Yield Fund (the “Fund”)
File No. 811-22056
Preliminary Proxy Materials Pursuant to Rule 14a-6(a)

Ladies and Gentlemen:

On behalf of the Fund, we transmit herewith for filing with the Securities and Exchange Commission, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the preliminary Proxy Statement and a Form of Proxy (the “Proxy Materials”).

The Proxy Materials relate to the Special Meeting of Shareholders of the Fund scheduled to be held on June 27, 2013. The definitive Proxy Materials are intended to be released to shareholders on or about May 7, 2013.

If you have any questions or comments in connection with this filing, please feel free to contact me at (617) 663-3872.

Sincerely,

/s/ Kinga Kapuscinski

Kinga Kapuscinski

Assistant Secretary